UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-09561

CENTURY CAPITAL MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

c/o Century Capital Management, LLC
100 Federal Street
Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Maureen E. Kane
c/o Century Capital Management, LLC
100 Federal Street
Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-3060
Date of fiscal year end: 10/31
Date of reporting period: 07/31/2012

Item 1. SCHEDULE OF INVESTMENTS

CENTURY SHARES TRUST
PORTFOLIO OF INVESTMENTS – AS OF JULY 31, 2012 (Unaudited)

Shares		Value

COMMON STOCK - 95.0%
Consumer Discretionary - 13.8%
Hotels, Restaurants & Leisure - 3.3%
158,050	Marriott International, Inc. Class A	$ 5,756,181

Media - 6.1%
174,107	CBS Corp. Class B	5,825,620
97,276	DIRECTV Class A*	4,830,726
		10,656,346
Specialty Retail - 4.4%
34,250	O'Reilly Automotive, Inc.*	2,936,595
84,908	Tiffany & Co.	4,663,997
		7,600,592
		24,013,119
Consumer Staples - 12.0%
Beverages - 3.1%
73,639	PepsiCo, Inc.	5,355,764

Food & Staples Retailing - 3.5%
37,774	Costco Wholesale Corp.	3,633,103
56,955	CVS Caremark Corp.	2,577,214
		6,210,317
Food Products - 5.4%
140,900	Green Mountain Coffee Roasters,
	Inc.*	2,572,834
111,396	McCormick & Co., Inc.	6,781,789
		9,354,623
		20,920,704
Energy - 7.3%
Energy Equipment & Services - 3.5%
66,002	Halliburton Co.	2,186,646
53,514	Oil States International, Inc.*	3,890,468
		6,077,114
Oil, Gas & Consumable Fuels - 3.8%
60,850	Apache Corp.	5,240,402
34,262	Phillips 66	1,288,251
		6,528,653
		12,605,767
Financials - 6.3%
Diversified Financial Services - 2.5%
121,974	JPMorgan Chase & Co.	4,391,064
Insurance - 2.7%
4	Berkshire Hathaway, Inc. Class A*	509,780
87,650	Prudential Financial, Inc.	4,231,742
		4,741,522

Real Estate Investment Trusts (REITs) - 1.1%
23,053	Digital Realty Trust, Inc.	1,799,747
		10,932,333
Health Care - 17.0%
Biotechnology - 5.1%
83,872	Alexion Pharmaceuticals, Inc.*	8,793,979

Health Care Equipment & Supplies - 2.9%
161,714	ResMed, Inc.*	5,103,694

Health Care Providers & Services - 6.0%
121,150	Express Scripts Holding Co.*	7,019,431
85,482	Universal Health Services, Inc. Class B	3,340,637
		10,360,068
Pharmaceuticals - 3.0%
79,292	Abbott Laboratories	5,257,852
		29,515,593
Industrials - 6.9%
Aerospace & Defense - 2.8%
123,550	BE Aerospace, Inc.*	4,846,866

Commercial Services & Supplies - 3.1%
57,183	Stericycle, Inc.*	5,309,442

Industrial Conglomerates - 1.0%
19,156	3M Co.	1,747,602
		11,903,910
Information Technology - 25.5%
Communications Equipment - 3.9%
113,550	QUALCOMM, Inc.	6,776,664
Computers & Peripherals - 11.2%
23,132	Apple, Inc.*	14,128,100
206,350	EMC Corp.*	5,408,434
		19,536,534
Internet Software & Services - 3.6%
9,900	Google, Inc. Class A*	6,266,403
Software - 6.8%
181,350	Adobe Systems, Inc.*	5,600,088
204,000	Oracle Corp.	6,160,800
		11,760,888
		44,340,489

See notes to financial statements.

CENTURY FUNDS

CENTURY SHARES TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED) – AS OF JULY 31, 2012 (Unaudited)

Shares		Value

Materials - 6.2%
Chemicals - 6.2%
146,700	LyondellBasell Industries NV Class A	$ 6,532,551
95,367	Potash Corp. of Saskatchewan, Inc.	4,211,407
		10,743,958
Total Investment in Common Stocks - 95.0%
(Identified cost, $132,432,543)		164,975,873

Short-Term Investment - 5.1%
8,868,828	State Street Institutional U.S.
	Government Money Market Fund
	(Identified cost, $8,868,828)	8,868,828
Total Investments - 100.1%
(Identified cost, $141,301,371)+		173,844,701

Liabilities in Excess of Other Assets - (0.1)%		(96,620)
Net Assets - 100%		$ 173,748,081

*	Non-income producing security
+	Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$ 40,561,849
Gross unrealized depreciation	(8,018,519)
Net unrealized appreciation	$ 32,543,330

See notes to financial statements.

CENTURY FUNDS

CENTURY SMALL CAP SELECT FUND
PORTFOLIO OF INVESTMENTS – AS OF JULY 31, 2012 (Unaudited)

Shares		Value

COMMON STOCK - 94.1%
Consumer Discretionary - 11.4%
Distributors - 0.9%
66,812	Core-Mark Holding Co., Inc.	$ 3,226,351

Leisure Equipment & Products - 0.8%
64,726	Sturm Ruger & Co., Inc.	3,199,406

Specialty Retail - 9.7%
179,550	DSW, Inc. Class A	10,614,996
348,250	Express, Inc.*	5,606,825
197,800	Sally Beauty Holdings, Inc.*	5,225,876
198,979	Select Comfort Corp.*	5,175,444
178,825	The Men's Wearhouse, Inc.	4,872,981
519,973	West Marine, Inc.*	5,319,324
		36,815,446
		43,241,203
Consumer Staples - 2.6%
Food Products - 2.6%
174,745	The Hain Celestial Group, Inc.*	9,731,549

Energy - 4.5%
Energy Equipment & Services - 2.9%
383,300	Matrix Service Co.*	3,970,988
857,700	Pioneer Energy Services Corp.*	6,895,908
		10,866,896
Oil, Gas & Consumable Fuels - 1.6%
240,900	Carrizo Oil & Gas, Inc.*	6,073,089
		16,939,985
Financials - 11.5%
Capital Markets - 5.0%
123,058	Cohen & Steers, Inc.	4,060,914
124,121	Evercore Partners, Inc. Class A	2,875,884
401,088	HFF, Inc. Class A*	5,238,209
232,150	Waddell & Reed Financial, Inc. Class A	6,753,243
		18,928,250
Commercial Banks - 4.9%
143,350	Signature Bank*	9,246,075
258,450	Wintrust Financial Corp.	9,487,700
		18,733,775
Consumer Finance - 1.6%
312,600	DFC Global Corp.*	5,992,542
		43,654,567
Health Care - 20.1%
Biotechnology - 2.1%
1,045,600	NPS Pharmaceuticals, Inc.*	8,061,576

Health Care Equipment & Supplies - 1.0%
107,567	Thoratec Corp.*	3,690,624

Health Care Providers & Services - 9.5%
421,800	Acadia Healthcare Co., Inc.*	6,807,852
47,100	Air Methods Corp.*	5,135,313
440,700	Brookdale Senior Living, Inc.*	7,253,922
83,800	Catamaran Corp.*	7,081,938
67,458	Centene Corp.*	2,566,102
167,500	IPC The Hospitalist Co., Inc.*	7,202,500
		36,047,627
Health Care Technology - 0.3%
78,829	Quality Systems, Inc.	1,273,877

Life Sciences Tools & Services - 3.1%
493,960	Bruker Corp.*	5,838,607
446,850	WuXi PharmaTech (Cayman), Inc.
	ADR*	6,041,412
		11,880,019
Pharmaceuticals - 4.1%
181,378	Jazz Pharmaceuticals PLC*	8,718,840
180,470	Questcor Pharmaceuticals, Inc.*	6,653,929
		15,372,769
		76,326,492
Industrials - 15.6%
Aerospace & Defense - 2.0%
120,450	Triumph Group, Inc.	7,531,739

Air Freight & Logistics - 2.1%
123,600	Atlas Air Worldwide Holdings, Inc.*	5,606,496
120,048	Echo Global Logistics, Inc.*	2,165,666
		7,772,162
Commercial Services & Supplies - 0.2%
54,400	Heritage-Crystal Clean, Inc.*	950,912

Machinery - 4.5%
40,813	Chart Industries, Inc.*	2,647,131
129,900	Graco, Inc.	5,959,812
221,097	Titan International, Inc.	4,570,075
112,008	Woodward, Inc.	3,760,109
		16,937,127
Trading Companies & Distributors - 6.8%
454,250	Beacon Roofing Supply, Inc.*	12,042,167
670,300	CAI International, Inc.*	13,861,804
		25,903,971
		59,095,911

See notes to financial statements.

CENTURY FUNDS

CENTURY SMALL CAP SELECT FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) – AS OF JULY 31, 2012 (Unaudited)

Shares		Value

Information Technology - 23.2%
Communications Equipment - 2.2%
187,950	Aruba Networks, Inc.*	$ 2,665,131
194,111	Radware Ltd.*	5,867,975
		8,533,106
Internet Software & Services - 9.0%
471,420	j2 Global, Inc.	14,109,601
157,017	Liquidity Services, Inc.*	7,178,817
325,950	LivePerson, Inc.*	6,095,265
13,541	LogMeIn, Inc.*	256,602
302,449	Stamps.com, Inc.*	6,396,796
		34,037,081
IT Services - 2.1%
793,199	Online Resources Corp.*	1,879,884
605,550	Sapient Corp.	6,031,278
		7,911,162
Semiconductors & Semiconductor Equipment - 4.5%
80,878	Hittite Microwave Corp.*	4,098,088
178,635	Power Integrations, Inc.	6,295,097
180,150	Silicon Laboratories, Inc.*	6,656,543
		17,049,728
Software - 5.4%
63,375	CommVault Systems, Inc.*	3,074,955
332,714	NetScout Systems, Inc.*	7,772,199
177,389	Solarwinds, Inc.*	9,470,799
		20,317,953
		87,849,030
Materials - 3.0%
Chemicals - 2.4%
157,204	Intrepid Potash, Inc.*	3,669,142
141,500	TPC Group, Inc.*	5,447,750
		9,116,892
Metals & Mining - 0.6%
389,414	Noranda Aluminum Holding Corp.	2,426,049
		11,542,941
Telecommunication Services - 2.2%
Diversified Telecommunication Services - 2.2%
443,276	Cogent Communications Group, Inc.*	8,187,308

Total Investment in Common Stocks - 94.1%
(Identified cost, $316,809,179)		356,568,986

Short-Term Investment - 5.2%
19,842,760	State Street Institutional U.S.
	Government Money Market Fund
(Identified cost, $19,842,760)		19,842,760

Total Investments - 99.3%
	(Identified cost, $336,651,939)+	376,411,746

Other Assets in Excess of Liabilities - 0.7%		2,524,324
Net Assets - 100%		$ 378,936,070

*	Non-income producing security
ADR	American Depositary Receipt
+	Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	65,626,371
Gross unrealized depreciation	(25,866,564)
Net unrealized appreciation	$ 39,759,807

See notes to financial statements.

CENTURY FUNDS

CENTURY GROWTH OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS – AS OF JULY 31, 2012 (Unaudited)

Shares		Value

COMMON STOCK - 98.8%
Consumer Discretionary - 18.4%
Hotels, Restaurants & Leisure - 3.7%
25,372	Buffalo Wild Wings, Inc.*	$ 1,841,753
42,641	Penn National Gaming, Inc.*	1,659,588
		3,501,341
Household Durables - 1.1%
62,134	DR Horton, Inc.	1,095,423

Media - 2.0%
63,284	Lamar Advertising Co. Class A*	1,920,669
Specialty Retail - 10.5%
97,519	American Eagle Outfitters, Inc.	2,030,346
39,413	Dick's Sporting Goods, Inc.	1,935,966
37,227	DSW, Inc. Class A	2,200,860
21,778	O'Reilly Automotive, Inc.*	1,867,246
75,067	Sally Beauty Holdings, Inc.*	1,983,270
		10,017,688
Textiles, Apparel & Luxury Goods - 1.1%
33,548	Hanesbrands, Inc.*	1,007,111
		17,542,232
Consumer Staples - 4.8%
Food & Staples Retailing - 1.5%
24,775	Casey's General Stores, Inc.	1,472,378

Food Products - 2.3%
50,443	B&G Foods, Inc.	1,412,404
35,102	Flowers Foods, Inc.	750,130
		2,162,534
Household Products - 1.0%
17,083	Church & Dwight Co., Inc.	984,152
		4,619,064
Energy - 3.5%
Energy Equipment & Services - 1.5%
19,626	Dril-Quip, Inc.*	1,438,782

Oil, Gas & Consumable Fuels - 2.0%
46,953	Whiting Petroleum Corp.*	1,896,901
		3,335,683
Financials - 11.2%
Commercial Banks - 2.1%
163,650	Associated Banc-Corp	2,043,989

Diversified Financial Services - 2.5%
58,739	Moody's Corp.	2,380,692
Insurance - 2.0%
73,797	Brown & Brown, Inc.	1,862,636

Real Estate Investment Trusts (REITs) - 4.6%
45,529	DuPont Fabros Technology, Inc.	1,224,730
12,481	Essex Property Trust, Inc.	1,964,010
49,151	Omega Healthcare Investors, Inc.	1,191,420
		4,380,160
		10,667,477
Health Care - 23.5%
Biotechnology - 1.3%
49,004	Incyte Corp.*	1,224,610

Health Care Equipment & Supplies - 6.9%
44,939	Cyberonics, Inc.*	1,945,859
59,281	ResMed, Inc.*	1,870,908
24,402	The Cooper Cos., Inc.	1,836,495
28,308	Thoratec Corp.*	971,247
		6,624,509
Health Care Providers & Services - 9.8%
39,000	Hanger, Inc.*	1,005,030
26,152	Henry Schein, Inc.*	1,956,431
12,187	MWI Veterinary Supply, Inc.*	1,110,114
48,833	Owens & Minor, Inc.	1,377,607
44,996	Universal Health Services, Inc. Class B	1,758,444
32,622	WellCare Health Plans, Inc.*	2,114,558
		9,322,184
Life Sciences Tools & Services - 1.2%
40,301	PAREXEL International Corp.*	1,109,084

Pharmaceuticals - 4.3%
38,313	Jazz Pharmaceuticals PLC*	1,841,706
42,430	Salix Pharmaceuticals Ltd.*	1,901,712
16,161	VIVUS, Inc.*	339,866
		4,083,284
		22,363,671
Industrials - 12.2%
Aerospace & Defense - 1.9%
44,639	BE Aerospace, Inc.*	1,751,188

Electrical Equipment - 2.3%
22,256	Roper Industries, Inc.	2,213,359

Machinery - 2.9%
29,404	Nordson Corp.	1,507,249
62,025	Rexnord Corp.*	1,203,285
		2,710,534
Road & Rail - 2.1%
27,781	Kansas City Southern	2,022,457

See notes to financial statements.

CENTURY FUNDS

CENTURY GROWTH OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) – AS OF JULY 31, 2012 (Unaudited)

Shares		Value

Industrials (Continued)
Trading Companies & Distributors - 3.0%
28,523	MSC Industrial Direct Co., Inc. Class A	$ 1,960,386
13,691	Watsco, Inc.	930,166
		2,890,552
		11,588,090
Information Technology - 17.6%
Communications Equipment - 1.0%
9,860	F5 Networks, Inc.*	920,727

Electronic Equipment, Instruments & Instruments - 1.4%
26,077	IPG Photonics Corp.*	1,351,571

Internet Software & Services - 2.4%
65,751	Akamai Technologies, Inc.*	2,313,120

IT Services - 4.2%
15,752	Alliance Data Systems Corp.*	2,047,760
63,783	Cardtronics, Inc.*	1,977,911
		4,025,671
Semiconductors & Semiconductor Equipment - 3.1%
41,518	NXP Semiconductor NV*	937,892
55,329	Power Integrations, Inc.	1,949,794
		2,887,686
Software - 5.5%
16,187	ANSYS, Inc.*	970,572
41,496	BroadSoft, Inc.*	1,018,727
61,135	NetScout Systems, Inc.*	1,428,114
34,711	Solarwinds, Inc.*	1,853,220
		5,270,633
		16,769,408
Materials - 4.2%
Chemicals - 4.2%
84,288	Intrepid Potash, Inc.*	1,967,282
8,798	NewMarket Corp.	2,022,484
		3,989,766
Telecommunication Services - 2.3%
Diversified Telecommunication Services - 2.3%
88,888	tw telecom, Inc.*	2,233,755

Utilities - 1.1%
Water Utilities - 1.1%
41,147	Aqua America, Inc.	1,055,009

Total Investment in Common Stocks - 98.8%
(Identified cost, $93,056,169)		94,164,155

Short-Term Investment - 2.1%
1,994,823	State Street Institutional U.S.
	Government Money Market Fund
	(Identified cost, $1,994,823)	1,994,823

Total Investments - 100.9%
(Identified cost, $95,050,992)+		96,158,978

Liabilities in Excess of Other Assets - (0.9)%		(818,861)
Net Assets - 100%		$ 95,340,117

*	Non-income producing security
+	Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$ 4,338,625
Gross unrealized depreciation	(3,230,639)
Net unrealized appreciation	$ 1,107,986

See notes to financial statements.

CENTURY FUNDS

Note 1. Security Valuations

Equity securities are valued at the last reported sale price or official closing price on the primary exchange or market on which they are traded, as reported by an independent pricing service.  If no sale price or official closing price is reported, market value is generally determined based on quotes or closing prices obtained from a quotation reporting system, established market maker, or reputable pricing service. For unlisted securities and for exchange-listed securities for which there are no reported sales or official closing prices, market value is generally determined using closing bid prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value each business day.

Fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Fund	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Century Shares Trust

Common Stock*	$164,975,873	$—	$—	$164,975,873
Money Market Fund	8,868,828	—	—	8,868,828
Total Investments	$173,844,701	$—	$—	$173,844,701

Century Small Cap Select Fund

Common Stock*	$356,568,986	$—	$—	$356,568,986
Money Market Fund	19,842,760	—	—	19,842,760
Total Investments	$376,411,746	$—	$—	$376,411,746

Century Growth Opportunities Fund

Common Stock*	$94,164,155	$—	$—	$94,164,155
Money Market Fund	1,994,823	—	—	1,994,823
Total Investments	$96,158,978	$—	$—	$96,158,978

* At July 31, 2012 the Funds held investments in common stocks classified as Level 1, with the corresponding major categories as shown on each Fund’s Portfolio of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, determined that the Registrant's disclosure controls and procedures are effective.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTURY CAPITAL MANAGEMENT TRUST

By:              /s/ Alexander L. Thorndike
                    --------------------------------------
                    Alexander L. Thorndike
                    Principal Executive Officer

Date:           September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:              /s/ Alexander L. Thorndike
                    -----------------------------------------
                    Alexander L. Thorndike
                    Principal Executive Officer

Date:           September 25, 2012

By:              /s/ Julie Smith
                    -----------------------------------------
                    Julie Smith
                    Principal Financial Officer

Date:           September 25, 2012

                                                             EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)